Balance sheet details (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Schedule of Prepaid expenses and other current assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	September 30,	December 31,
	2022	2021
Prepaid expenses:
Prepaid Lincoln Park commitment fee	$3,279	$—
Prepaid services	1,319	125
Prepaid software	1,027	531
Prepaid rent	121	151
Prepaid commissions	117	84
Other	11	156
Other current assets:
Directors and Officers insurance	$2,028	$—
Unbilled receivables	252	17
Security deposits	36	52

Total prepaid expenses and other current assets	$8,190	$1,116

Accrued expenses and other liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):

	September 30,	December 31,
	2022	2021
Accrued expenses:
Accrued transaction costs	$2,459	$—
Accrued professional services	1,010	1,953
Accrued compensation and related benefits	1,438	1,108
Other accruals	113	318
Other current liabilities:
Other payroll expenses	$247	$175
Customer deposit	21	21
Current portion of long term debt, net	30	39

Total accrued expenses and other current liabilities	$5,318	$3,614

DWave System [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Schedule Of Inventory Current	Inventories Inventories consisted of the following (in thousands):

	December 31,
	2021	2020
Raw materials	$2,103	$2,516
Work-in-process	11	5

Total inventories	$2,114	$2,521

Schedule of Prepaid expenses and other current assets
Prepaid expenses and other current assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,
	2021	2020
Prepaid expenses:
Prepaid software	$531	$469
Prepaid rent	151	187
Prepaid commissions	84	102
Prepaid services	125	179
Other	156	133
Other current assets:
Security deposits	52	173
Unbilled receivables	17	10

Total prepaid expenses and other current assets	$1,116	$1,253

Schedule Of Other Assets Non current	Other noncurrent assets consisted of the following (in thousands):

	December 31,
	2021	2020
Investment in securities	$1,169	$5
Long-term deposits	184	182

Total other noncurrent assets	$1,353	$187

Accrued expenses and other liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):

	December 31,
	2021	2020
Accrued expenses:
Accrued professional services	$1,953	$1,534
Accrued compensation and related benefits	1,108	1,211
Other accruals	318	147
Other current liabilities:
Other payroll expenses	175	291
Customer deposits	21	—
Current portion of long-term debt, net	39	—

Total accrued expenses and other current liabilities	$3,614	$3,183